UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21327
BNY Mellon Investment Funds VI
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
11/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class A – DBOAX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$120	1.15%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class A shares returned 9.17%.
  In comparison, the Customized Blended Index (the “Index”) returned 11.36% for the same period.
What affected the Fund’s performance?
  Equity markets advanced on strong corporate earnings and increased capital spending, with international stocks outperforming their U.S. counterparts. Bonds delivered more modest gains, bolstered by expected interest rate cuts.
  The relative performance of the Fund’s equities holdings benefited from strong selection in technology, energy and materials.
  Stock selection in health care and communication services, including lack of exposure to leading (Artificial Intelligence) AI names, detracted from relative returns.
  The Fund’s bond performance closely tracked the Index, with modest differences related to security selection.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	2.90%	6.63%	7.43%
without Sales Charge	9.17%	7.90%	8.07%
S&P 500® Index (broad-based index)	15.00%	15.27%	14.62%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	5.70%	-0.31%	1.99%
Customized Blended Index	11.36%	8.98%	9.67%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$292	442	$2,118,643	73.92%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)

Financial
16.0%
Technology
14.0%
Government
12.5%
Communications
11.5%
Consumer, Non-cyclical
11.3%
Industrial
9.6%
Mortgage Securities
9.1%
Energy
5.1%
Investment Companies
4.1%
Consumer, Cyclical
3.4%
Utilities
2.2%
Basic Materials
1.3%
Net Other Assets and Liabilities
-0.1%

Allocation of Holdings (Based on Net Assets)

Equity Securities - Common Stocks
59.9%
Corporate Bonds and Notes
14.7%
U.S. Treasury Securities
10.7%
U.S. Government Agencies Mortgage-Backed
8.1%
Investment Companies
4.1%
Foreign Governmental
1.2%
U.S. Government Agencies Collateralized Municipal-Backed
0.5%
Asset-Backed Securities
0.5%
Municipal Securities
0.3%
U.S. Government Agencies Collateralized Mortgage Obligations
0.3%
Net Other Assets and Liabilities
-0.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6000AR1125

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30,
2025
Class C – DBOCX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$198	1.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class C shares returned 8.33%.
  In comparison, the Customized Blended Index (the “Index”) returned 11.36% for the same period.
What affected the Fund’s performance?
  Equity markets advanced on strong corporate earnings and increased capital spending, with international stocks outperforming their U.S. counterparts. Bonds delivered more modest gains, bolstered by expected interest rate cuts.
  The relative performance of the Fund’s equities holdings benefited from strong selection in technology, energy and materials.
  Stock selection in health care and communication services, including lack of exposure to leading (Artificial Intelligence) AI names, detracted from relative returns.
  The Fund’s bond performance closely tracked the Index, with modest differences related to security selection.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	7.33%	*	7.09%	7.26%
without Deferred Sales Charge	8.33%		7.09%	7.26%
S&P 500® Index (broad-based index)	15.00%		15.27%	14.62%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	5.70%		-0.31%	1.99%
Customized Blended Index	11.36%		8.98%	9.67%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$292	442	$2,118,643	73.92%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6002AR1125

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class I – DBORX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$94	0.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class I shares returned 9.45%.
  In comparison, the Customized Blended Index (the “Index”) returned 11.36% for the same period.
What affected the Fund’s performance?
  Equity markets advanced on strong corporate earnings and increased capital spending, with international stocks outperforming their U.S. counterparts. Bonds delivered more modest gains, bolstered by expected interest rate cuts.
  The relative performance of the Fund’s equities holdings benefited from strong selection in technology, energy and materials.
  Stock selection in health care and communication services, including lack of exposure to leading (Artificial Intelligence) AI names, detracted from relative returns.
  The Fund’s bond performance closely tracked the Index, with modest differences related to security selection.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class I	9.45%	8.17%	8.35%
S&P 500® Index (broad-based index)	15.00%	15.27%	14.62%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	5.70%	-0.31%	1.99%
Customized Blended Index	11.36%	8.98%	9.67%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$292	442	$2,118,643	73.92%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6003AR1125

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class J – THPBX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J*	$94	0.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class J shares returned 9.43%.
  In comparison, the Customized Blended Index (the “Index”) returned 11.36% for the same period.
What affected the Fund’s performance?
  Equity markets advanced on strong corporate earnings and increased capital spending, with international stocks outperforming their U.S. counterparts. Bonds delivered more modest gains, bolstered by expected interest rate cuts.
  The relative performance of the Fund’s equities holdings benefited from strong selection in technology, energy and materials.
  Stock selection in health care and communication services, including lack of exposure to leading (Artificial Intelligence) AI names, detracted from relative returns.
  The Fund’s bond performance closely tracked the Index, with modest differences related to security selection.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class J shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class J	9.43%	8.16%	8.34%
S&P 500® Index (broad-based index)	15.00%	15.27%	14.62%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	5.70%	-0.31%	1.99%
Customized Blended Index	11.36%	8.98%	9.67%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$292	442	$2,118,643	73.92%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6005AR1125

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class Y – DBOYX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$94	0.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Y shares returned 9.42%.
  In comparison, the Customized Blended Index (the “Index”) returned 11.36% for the same period.
What affected the Fund’s performance?
  Equity markets advanced on strong corporate earnings and increased capital spending, with international stocks outperforming their U.S. counterparts. Bonds delivered more modest gains, bolstered by expected interest rate cuts.
  The relative performance of the Fund’s equities holdings benefited from strong selection in technology, energy and materials.
  Stock selection in health care and communication services, including lack of exposure to leading (Artificial Intelligence) AI names, detracted from relative returns.
  The Fund’s bond performance closely tracked the Index, with modest differences related to security selection.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Y	9.42%	8.29%	8.41%
S&P 500® Index (broad-based index)	15.00%	15.27%	14.62%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	5.70%	-0.31%	1.99%
Customized Blended Index	11.36%	8.98%	9.67%
Periods prior to the inception date of the Fund’s Class Y shares (9/30/2016) reflect the performance of the Fund’s Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$292	442	$2,118,643	73.92%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0314AR1125

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class Z – DBOZX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$102	0.97%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Z shares returned 9.36%.
  In comparison, the Customized Blended Index (the “Index”) returned 11.36% for the same period.
What affected the Fund’s performance?
  Equity markets advanced on strong corporate earnings and increased capital spending, with international stocks outperforming their U.S. counterparts. Bonds delivered more modest gains, bolstered by expected interest rate cuts.
  The relative performance of the Fund’s equities holdings benefited from strong selection in technology, energy and materials.
  Stock selection in health care and communication services, including lack of exposure to leading (Artificial Intelligence) AI names, detracted from relative returns.
  The Fund’s bond performance closely tracked the Index, with modest differences related to security selection.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Z	9.36%	8.08%	8.27%
S&P 500® Index (broad-based index)	15.00%	15.27%	14.62%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	5.70%	-0.31%	1.99%
Customized Blended Index	11.36%	8.98%	9.67%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$292	442	$2,118,643	73.92%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6115AR1125

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,736 in 2024 and $45,630 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $15,271 in 2024 and $14,756 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2024 and $4,763 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,439 in 2024 and $7,805 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,344 in

2024 and $2,367 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,486,377 in 2024 and $1,834,935 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Balanced Opportunity Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2025

Class	Ticker
A	DBOAX
C	DBOCX
I	DBORX
J	THPBX
Y	DBOYX
Z	DBOZX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Balanced Opportunity Fund
SCHEDULE OF INVESTMENTS
November 30, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 36.5%
Aerospace & Defense — .2%
Lockheed Martin Corp., Sr. Unscd. Notes(a)	5.20	2/15/2055	320,000	307,381
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000	200,695
				508,076
Agriculture — .4%
BAT Capital Corp., Gtd. Notes	4.63	3/22/2033	800,000	798,901
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	320,000	337,301
				1,136,202
Asset-Backed Certificates — .2%
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	134,170	134,972
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)	1.91	10/20/2061	495,000	420,931
				555,903
Asset-Backed Certificates/Auto Receivables — .3%
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	49,561	49,685
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	376,000	379,359
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, Cl. A3	4.51	11/15/2027	71,499	71,616
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4(b)	1.00	4/10/2028	25,145	25,039
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	219,414	220,414
Toyota Auto Receivables Owner Trust, Ser. 2023-A, Cl. A3	4.63	9/15/2027	77,620	77,779
				823,892
Automobiles & Components — .3%
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	320,000	281,219
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000	523,047
				804,266
Banks — 3.2%
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000	103,718
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000	302,255
Citigroup, Inc., Sr. Unscd. Notes	2.56	5/1/2032	850,000	773,693
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	390,000	356,501
HSBC Holdings PLC, Sr. Unscd. Notes	4.62	11/6/2031	800,000	805,380
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000	344,208
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000	394,824
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000	254,843
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000	187,097
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000	619,566
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000	276,814
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000	302,313
Nationwide Building Society, Sr. Notes(b)	4.35	9/30/2030	790,000	790,817
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000	197,287
Royal Bank of Canada, Covered Bonds	2.60	3/24/2027	330,000	325,366
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000	605,949
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.37	10/21/2031	800,000	801,118
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000	373,519
UBS Group AG, Sr. Unscd. Notes(b)	4.15	12/23/2029	800,000	800,063
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000	406,171
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000	321,430
				9,342,932

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 36.5% (continued)
Building Materials — .2%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000	387,935
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000	324,453
				712,388
Commercial Mortgage Pass-Through Certificates — .2%
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	48,282	46,429
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000	236,674
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	190,616	183,573
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A5	2.45	6/15/2053	135,000	125,387
				592,063
Consumer Staples — .1%
The Procter & Gamble Company, Sr. Unscd. Notes	3.00	3/25/2030	350,000	338,099
Diversified Financials — .3%
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000	211,454
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	342,000	379,110
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000	323,718
				914,282
Electronic Components — .3%
Amphenol Corp., Sr. Unscd. Notes	2.20	9/15/2031	390,000	349,279
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	460,000	496,515
				845,794
Energy — 1.7%
BP Capital Markets America, Inc., Gtd. Notes	4.70	4/10/2029	540,000	551,293
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	278,735
Chevron USA, Inc., Gtd. Notes	4.50	10/15/2032	790,000	801,435
Diamondback Energy, Inc., Gtd. Notes	5.55	4/1/2035	830,000	858,554
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000	199,181
Energy Transfer LP, Gtd. Notes(b)	5.63	5/1/2027	420,000	420,018
Kinder Morgan Energy Partners LP, Gtd. Notes	6.95	1/15/2038	460,000	523,658
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	500,000	476,086
Shell Finance US, Inc., Gtd. Notes(a)	4.75	1/6/2036	800,000	806,317
				4,915,277
Environmental Control — .4%
Republic Services, Inc., Sr. Unscd. Notes	2.38	3/15/2033	525,000	461,123
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	365,000	342,282
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	310,000	305,959
				1,109,364
Food Products — .1%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	300,000	284,517
Foreign Governmental — 1.2%
Hungary, Sr. Unscd. Notes(b)	5.25	6/16/2029	250,000	254,998
Italy, Sr. Unscd. Notes, Ser. 10Y	2.88	10/17/2029	225,000	216,681
Mexico, Sr. Unscd. Notes	6.35	2/9/2035	750,000	791,963
Province of Ontario Canada, Sr. Unscd. Notes(a)	5.05	4/24/2034	1,490,000	1,577,986
Romanian, Sr. Unscd. Notes	7.13	1/17/2033	490,000	531,505
				3,373,133
Health Care — 1.4%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000	213,455
Becton, Dickinson and Co., Gtd. Notes	5.08	6/7/2029	630,000	648,769
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000	216,351
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	550,000	557,136

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 36.5% (continued)
Health Care — 1.4% (continued)
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	220,000	216,634
Pfizer, Inc., Sr. Unscd. Notes(a)	3.45	3/15/2029	285,000	281,941
Pfizer, Inc., Sr. Unscd. Notes	3.88	11/15/2027	1,070,000	1,072,007
Roche Holdings, Inc., Gtd. Notes(b)	4.08	12/2/2030	800,000	800,653
				4,006,946
Insurance — 1.3%
Five Corners Funding Trust II, Sr. Unscd. Notes(b)	2.85	5/15/2030	260,000	245,297
Guardian Life Global Funding, Sr. Scd. Notes(a),(b)	4.33	10/6/2030	800,000	805,700
Jackson Financial, Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000	177,842
Massachusetts Mutual Life Insurance Co., Sub. Notes(b)	3.38	4/15/2050	225,000	155,346
Metropolitan Life Global Funding I, Sr. Scd. Notes(b)	3.00	9/19/2027	545,000	536,113
New York Life Global Funding, Scd. Notes(b)	4.15	7/25/2028	1,050,000	1,054,636
New York Life Insurance Co., Sub. Notes(b)	3.75	5/15/2050	699,000	528,017
Pacific Life Global Funding II, Scd. Notes(b)	1.38	4/14/2026	270,000	267,387
				3,770,338
Internet Software & Services — .6%
Alphabet, Inc., Sr. Unscd. Notes	4.38	11/15/2032	800,000	809,967
Alphabet, Inc., Sr. Unscd. Notes	5.25	5/15/2055	500,000	497,115
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	11/15/2032	540,000	548,231
				1,855,313
Materials — .1%
Smurfit Westrock Financing DAC, Gtd. Notes(a)	5.42	1/15/2035	430,000	444,828
Media — .1%
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000	315,874
Metals & Mining — .1%
Anglo American Capital PLC, Gtd. Notes(b)	2.63	9/10/2030	400,000	370,443
Municipal Securities — .3%
California, GO	2.38	10/1/2026	230,000	227,563
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	58,512
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	57,445
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	43,400
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000	115,561
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	24,591
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	142,037
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	132,205
				801,314
Real Estate — .5%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000	230,775
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000	252,473
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	410,000	367,102
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000	222,978
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000	250,102
				1,323,430
Retailing — .1%
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	200,000	193,429
Semiconductors & Semiconductor Equipment — .2%
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000	367,201
SK hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000	217,504
				584,705

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 36.5% (continued)
Supranational Bank — .3%
African Development Bank, Jr. Sub. Bonds(c)	5.88	5/7/2035	413,000	415,034
International Finance Facility for Immunisation Co., Sr. Unscd. Notes	1.00	4/21/2026	560,000	553,726
				968,760
Technology Hardware & Equipment — .4%
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.85	10/15/2031	448,000	453,868
International Business Machines Corp., Sr. Unscd. Notes(a)	5.00	2/10/2032	650,000	672,848
				1,126,716
Telecommunication Services — .6%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000	375,932
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	270,000	328,720
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000	266,021
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000	45,089
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000	139,402
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000	491,483
Verizon Communications, Inc., Sr. Unscd. Notes	5.00	1/15/2036	78,000	78,136
				1,724,783
Transportation — .1%
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	375,343
U.S. Government Agencies Collateralized Mortgage Obligations — .3%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C(d)	2.75	9/25/2029	265,000	251,186
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C(d)	2.75	11/25/2029	255,000	241,471
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	303,546	308,216
Government National Mortgage Association, Ser. 2022-177, Cl. PL	6.00	6/20/2051	38,917	39,364
				840,237
U.S. Government Agencies Collateralized Municipal-Backed Securities — .5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2(d)	3.56	1/25/2029	560,000	555,855
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2(d)	3.42	2/25/2029	545,000	539,063
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2(d)	2.79	6/25/2029	515,000	497,764
				1,592,682
U.S. Government Agencies Mortgage-Backed — 8.1%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051(d)			2,088,350	1,712,623
2.50%, 11/1/2027-9/1/2050(d)			1,076,177	925,594
3.00%, 6/1/2031-12/1/2046(d)			376,540	350,808
3.50%, 4/1/2035-9/1/2049(d)			1,032,824	992,659
5.50%, 1/1/2036-8/1/2053(d)			878,028	904,543
Federal National Mortgage Association:
1.50%, 3/1/2051(d)			435,001	338,776
2.00%, 8/1/2036-12/1/2051(d)			4,992,468	4,141,744
2.50%, 9/1/2028-1/1/2052(d)			3,192,840	2,764,794
3.00%, 6/1/2028-12/1/2050(d)			2,469,854	2,265,881
3.50%, 8/1/2034-10/1/2050(d)			2,524,383	2,397,225
4.00%, 7/1/2042-8/1/2052(d)			3,154,863	3,043,025
4.50%, 2/1/2039-10/1/2052(d)			1,800,013	1,791,517
5.00%, 4/1/2035-12/1/2048(d)			210,904	216,397

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 36.5% (continued)
U.S. Government Agencies Mortgage-Backed — 8.1% (continued)
5.50%, 9/1/2034-5/1/2039(d)			17,653	18,304
8.00%, 3/1/2030(d)			50	50
Government National Mortgage Association I:
5.50%, 4/15/33			5,148	5,235
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,027,048	931,444
3.50%, 7/20/2047-2/20/2052			643,624	596,151
4.00%, 10/20/2047-1/20/2048			156,238	150,828
4.50%, 7/20/2048			49,454	49,331
				23,596,929
U.S. Treasury Securities — 10.7%
U.S. Treasury Bonds	3.00	5/15/2047	4,890,000	3,766,828
U.S. Treasury Bonds	4.75	11/15/2043	6,740,000	6,880,987
U.S. Treasury Inflation Indexed Bonds, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	1.38	2/15/2044	933,739	798,647
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.13	1/15/2031	2,046,244	1,922,048
U.S. Treasury Notes	2.38	5/15/2029	6,160,000	5,931,406
U.S. Treasury Notes	3.63	5/31/2028	3,210,000	3,220,846
U.S. Treasury Notes	3.63	3/31/2030	1,557,000	1,560,193
U.S. Treasury Notes	4.13	7/31/2028	4,320,000	4,389,947
U.S. Treasury Notes	4.50	11/15/2033	610,000	636,771
U.S. Treasury Strip Principal(f)	4.50	5/15/2043	4,980,000	2,206,956
				31,314,629
Utilities — 1.7%
CenterPoint Energy Houston Electric LLC, Mortgage Notes	5.15	3/1/2034	1,050,000	1,088,383
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000	165,030
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000	271,095
Electricite de France SA, Sr. Unscd. Notes(b)	6.25	5/23/2033	200,000	218,499
Florida Power & Light Co., First Mortgage Bonds	5.10	4/1/2033	770,000	803,023
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000	91,004
NRG Energy, Inc., Sr. Scd. Notes(b)	2.45	12/2/2027	440,000	423,529
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	630,744
RWE Finance US LLC, Gtd. Notes(b)	5.88	4/16/2034	370,000	390,560
Sierra Pacific Power Co., Mortgage Notes, Ser. P(a)	6.75	7/1/2037	25,000	28,434
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	290,000	205,871
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	233,766
The AES Corp., Sr. Unscd. Notes(a)	5.45	6/1/2028	302,000	309,139
				4,859,077
Total Bonds and Notes (cost $109,567,683)				106,321,964

	Shares
Common Stocks — 59.9%
Advertising — .5%
Omnicom Group, Inc. (a)	16,655	1,192,831
Publicis Groupe SA	2,736	266,837
		1,459,668
Aerospace & Defense — 1.4%
BAE Systems PLC	8,183	178,890
Howmet Aerospace, Inc.	7,486	1,531,561

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 59.9% (continued)
Aerospace & Defense — 1.4% (continued)
L3Harris Technologies, Inc.	6,021	1,677,992
Northrop Grumman Corp.	1,407	805,156
		4,193,599
Airlines — .4%
Delta Air Lines, Inc.	11,791	755,803
Deutsche Lufthansa AG	29,128	279,553
		1,035,356
Automobiles & Components — .3%
Cie Generale des Etablissements Michelin SCA	7,942	259,620
Cummins, Inc.	1,133	564,212
Daimler Truck Holding AG	1,690	71,514
		895,346
Banks — 4.7%
Bank of America Corp.	38,935	2,088,863
Barclays PLC	102,415	582,038
BNP Paribas SA	3,635	312,780
Citigroup, Inc.	14,999	1,553,896
First Horizon Corp.	53,023	1,184,534
HSBC Holdings PLC	12,992	184,509
ING Groep NV	10,908	283,245
JPMorgan Chase & Co.	8,814	2,759,487
Mizuho Financial Group, Inc.	19,600	690,397
Morgan Stanley	7,682	1,303,328
Sumitomo Mitsui Financial Group, Inc.	12,100	366,335
The Goldman Sachs Group, Inc.	2,733	2,257,567
Unicaja Banco SA (b)	69,521	204,446
		13,771,425
Building Materials — 1.3%
Carlisle Cos., Inc. (a)	1,400	445,298
Cie de Saint-Gobain SA	2,295	229,308
CRH PLC	15,135	1,815,595
Heidelberg Materials AG	113	29,026
Mitsubishi Electric Corp.	16,100	438,318
Trane Technologies PLC	2,063	869,513
		3,827,058
Chemicals — .1%
Arkema SA	1,625	98,457
Johnson Matthey PLC	8,323	219,366
		317,823
Commercial & Professional Services — .2%
Block, Inc. (g)	10,913	728,988
Consumer Discretionary — 1.1%
Bellway PLC	4,936	185,339
Dolby Laboratories, Inc., Cl. A	11,274	760,431
ITOCHU Corp.	6,900	415,383
Las Vegas Sands Corp.	11,519	785,135
Planet Fitness, Inc., Cl. A (g)	4,997	559,514
Royal Caribbean Cruises Ltd.	1,412	375,945
		3,081,747
Consumer Staples — .5%
The Estee Lauder Companies, Inc., Cl. A	16,990	1,598,249

Description	Shares	Value ($)
Common Stocks — 59.9% (continued)
Diversified Financials — 2.1%
ASX Ltd.	7,656	291,949
Capital One Financial Corp.	3,735	818,226
CME Group, Inc.	6,136	1,727,038
Mastercard, Inc., Cl. A	3,568	1,964,291
Singapore Exchange Ltd.	18,300	238,636
The Charles Schwab Corp.	4,068	377,226
Voya Financial, Inc.	12,320	866,096
		6,283,462
Electronic Components — 2.1%
AMETEK, Inc.	3,637	719,726
Emerson Electric Co.	10,889	1,452,375
Honeywell International, Inc.	4,197	806,621
Hubbell, Inc.	4,822	2,080,356
Signify NV (b)	7,717	182,550
TE Connectivity PLC	3,389	766,422
		6,008,050
Energy — 3.4%
BP PLC	49,762	299,269
Diamondback Energy, Inc.	5,715	872,052
Eni SpA	9,591	179,512
EQT Corp.	26,454	1,609,990
Exxon Mobil Corp.	17,801	2,063,492
Marathon Petroleum Corp.	8,177	1,584,130
OMV AG	3,172	175,627
Permian Resources Corp.	52,999	767,956
Phillips 66	10,725	1,468,896
Repsol SA	13,385	248,537
Shell PLC	15,595	573,731
		9,843,192
Environmental Control — .4%
Kurita Water Industries Ltd.	4,000	159,302
Veralto Corp.	10,675	1,080,524
		1,239,826
Food Products — .1%
Marks & Spencer Group PLC	35,110	161,614
Tate & Lyle PLC	26,636	132,073
		293,687
Health Care — 8.4%
Alcon AG	16,335	1,295,529
Ascendis Pharma A/S, ADR (g)	2,107	447,379
BioNTech SE, ADR (g)	4,086	421,471
Boston Scientific Corp. (g)	8,902	904,265
Bristol-Myers Squibb Co.	12,044	592,565
Danaher Corp.	2,614	592,803
Edwards Lifesciences Corp. (g)	6,565	568,988
Elevance Health, Inc.	2,341	791,867
Fresenius SE & Co. KGaA	4,324	237,256
FUJIFILM Holdings Corp.	8,900	191,393
Gilead Sciences, Inc.	15,102	1,900,436
GSK PLC	19,717	467,893
Guardant Health, Inc. (a),(g)	4,407	477,807

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 59.9% (continued)
Health Care — 8.4% (continued)
Humana, Inc.	3,578	879,365
IDEXX Laboratories, Inc. (g)	1,040	782,995
Illumina, Inc. (g)	4,246	558,137
Insmed, Inc. (g)	3,397	705,795
Intuitive Surgical, Inc. (g)	877	502,942
Jazz Pharmaceuticals PLC (g)	2,236	394,721
Johnson & Johnson	13,988	2,894,397
Labcorp Holdings, Inc.	1,779	478,160
Medtronic PLC	21,926	2,309,466
Natera, Inc. (g)	2,155	514,635
Pfizer, Inc.	29,698	764,426
Repligen Corp. (a),(g)	3,148	538,371
Sanofi SA	2,461	245,253
Santen Pharmaceutical Co. Ltd.	26,600	272,266
Sonova Holding AG	429	107,190
Thermo Fisher Scientific, Inc.	3,917	2,314,281
UnitedHealth Group, Inc.	4,209	1,388,002
		24,540,054
Industrial — 1.9%
Axon Enterprise, Inc. (g)	1,090	588,753
Balfour Beatty PLC	38,041	354,661
Caterpillar, Inc.	1,660	955,762
Dover Corp.	2,101	389,273
Ebara Corp.	14,200	371,339
GE Vernova, Inc.	1,370	821,685
Hitachi Ltd.	6,900	219,561
Komatsu Ltd.	10,900	356,987
SPIE SA	4,015	217,547
Vertiv Holdings Co., Cl. A	5,446	978,810
Vinci SA	1,721	244,032
		5,498,410
Information Technology — 4.2%
Akamai Technologies, Inc. (g)	8,844	791,715
Atlassian Corp., Cl. A (g)	2,172	324,758
Bentley Systems, Inc., Cl. B (a)	14,169	594,531
HubSpot, Inc. (g)	1,488	546,572
Intuit, Inc.	1,606	1,018,333
Microsoft Corp.	13,510	6,647,055
MongoDB, Inc. (g)	1,781	591,951
ServiceNow, Inc. (g)	981	796,974
Synopsys, Inc. (g)	2,225	930,072
		12,241,961
Insurance — 3.0%
American International Group, Inc.	10,870	827,859
Aon PLC, Cl. A	4,671	1,653,160
Assurant, Inc.	10,350	2,361,456
Berkshire Hathaway, Inc., Cl. B (g)	6,358	3,266,804
Hiscox Ltd.	9,848	174,812
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	487	307,438
SCOR SE	4,834	155,497
		8,747,026

Description	Shares	Value ($)
Common Stocks — 59.9% (continued)
Internet Software & Services — 7.8%
Alphabet, Inc., Cl. A	8,482	2,715,767
Alphabet, Inc., Cl. C	17,154	5,491,338
Amazon.com, Inc. (g)	30,852	7,195,303
Chewy, Inc., Cl. A (g)	14,928	519,047
Meta Platforms, Inc., Cl. A	5,011	3,246,877
Netflix, Inc. (g)	14,733	1,584,976
Reddit, Inc., Cl. A (g)	1,697	367,350
Shopify, Inc., Cl. A (g)	7,314	1,160,293
Spotify Technology SA (g)	1,008	603,661
		22,884,612
Materials — .3%
Packaging Corp. of America	4,293	876,073
Media — .6%
Informa PLC	28,209	358,589
The Walt Disney Company	12,250	1,279,758
		1,638,347
Metals & Mining — 1.1%
Alcoa Corp. (a)	12,205	509,437
Freeport-McMoRan, Inc.	26,637	1,144,858
Glencore PLC	70,431	337,127
Newmont Corp.	13,673	1,240,551
		3,231,973
Real Estate — .9%
CoStar Group, Inc. (g)	12,946	890,685
Klepierre SA	10,199	396,952
Land Securities Group PLC	39,505	316,626
Sun Hung Kai Properties Ltd.	11,500	145,894
Weyerhaeuser Co. (h)	36,119	802,203
		2,552,360
Retailing — 1.2%
Burlington Stores, Inc. (g)	2,045	515,810
Casey’s General Stores, Inc.	1,217	694,250
Dutch Bros, Inc., Cl. A (g)	7,185	421,113
Ferguson Enterprises, Inc.	2,292	576,828
Freshpet, Inc. (g)	5,470	312,665
Lowe’s Companies, Inc.	3,330	807,458
Pan Pacific International Holdings Corp.	42,100	255,205
		3,583,329
Semiconductors & Semiconductor Equipment — 6.2%
Applied Materials, Inc.	6,963	1,756,417
ASML Holding NV	321	340,654
ASML Holding NV	595	630,700
Broadcom, Inc.	7,077	2,851,748
Intel Corp. (g)	10,078	408,764
Micron Technology, Inc.	2,636	623,361
NVIDIA Corp.	64,837	11,476,148
		18,087,792
Technology Hardware & Equipment — 3.0%
Apple, Inc.	27,136	7,566,874

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 59.9% (continued)
Technology Hardware & Equipment — 3.0% (continued)
Check Point Software Technologies Ltd. (g)	2,043	381,571
International Business Machines Corp.	2,690	830,080
		8,778,525
Telecommunication Services — 1.3%
AT&T, Inc.	23,034	599,345
Cisco Systems, Inc.	35,892	2,761,530
Orange SA	21,560	355,748
		3,716,623
Transportation — .8%
CSX Corp.	35,884	1,268,858
Deutsche Post AG	3,992	207,923
East Japan Railway Co.	12,900	333,624
FedEx Corp.	1,683	463,970
		2,274,375
Utilities — .6%
Constellation Energy Corp.	2,685	978,306
E.ON SE	8,573	152,706
Enel SpA	47,785	494,085
		1,625,097
Total Common Stocks (cost $115,947,042)		174,854,033
Exchange-Traded Funds — 2.5%
Registered Investment Companies — 2.5%
iShares Core U.S. Aggregate Bond ETF	8,642	871,286
iShares MSCI EAFE ETF(a)	1,678	159,729
SPDR S&P 500 ETF Trust(a)	9,268	6,333,659
Total Exchange-Traded Funds (cost $6,991,273)		7,364,674

Preferred Dividend Rate (%)
Preferred Stocks — .1%
Automobiles & Components — .1%
Volkswagen AG (cost $306,341)	6.36	2,363	269,785

1-Day Yield (%)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $3,110,007)	4.15	3,110,007	3,110,007

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $1,610,500)	4.15	1,610,500	1,610,500
Total Investments (cost $237,532,846)		100.6%	293,530,963
Liabilities, Less Cash and Receivables		(.6%)	(1,808,753)
Net Assets		100.0%	291,722,210

ADR—American Depositary Receipt
CPI—Consumer Price Index
ETF—Exchange-Traded Fund
GO—Government Obligation
SPDR—Standard & Poor’s Depository Receipt

(a)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $8,771,626 and the value of the collateral was
$8,997,283, consisting of cash collateral of $1,610,500 and U.S. Government & Agency securities valued at $7,386,783.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $8,895,042 or 3.1% of net assets.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Security is a discount security. Income is recognized through the accretion of discount.
(g)	Non-income producing security.
(h)	Investment in real estate investment trust within the United States.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2024	Purchases ($)†	Sales ($)	Value ($) 11/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	7,190,906	70,929,866	(75,010,765)	3,110,007	273,867
Investment of Cash Collateral for Securities Loaned - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	1,869,599	100,401,478	(100,660,577)	1,610,500	14,181††
Total - 1.6%	9,060,505	171,331,344	(175,671,342)	4,720,507	288,048

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $8,771,626)—Note 1(c):
Unaffiliated issuers	232,812,339	288,810,456
Affiliated issuers	4,720,507	4,720,507
Cash denominated in foreign currency	67,027	66,835
Dividends, interest and securities lending income receivable		926,299
Receivable for investment securities sold		312,647
Tax reclaim receivable—Note 1(b)		70,868
Receivable for shares of Beneficial Interest subscribed		6,144
Prepaid expenses		64,386
		294,978,142
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		253,179
Liability for securities on loan—Note 1(c)		1,610,500
Payable for investment securities purchased		1,118,495
Payable for shares of Beneficial Interest redeemed		122,486
Trustees’ fees and expenses payable		4,362
Other accrued expenses		146,910
		3,255,932
Net Assets ($)		291,722,210
Composition of Net Assets ($):
Paid-in capital		211,337,733
Total distributable earnings (loss)		80,384,477
Net Assets ($)		291,722,210

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	226,898,459	7,974,287	13,299,608	12,731,101	12,871	30,805,884
Shares Outstanding	8,607,531	306,105	507,284	481,996	484.75	1,177,591
Net Asset Value Per Share ($)	26.36	26.05	26.22	26.41	26.55	26.16
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2025

Investment Income ($):
Income:
Interest	4,069,756
Cash dividends (net of $71,208 foreign taxes withheld at source):
Unaffiliated issuers	2,314,783
Affiliated issuers	273,867
Affiliated income net of rebates from securities lending—Note 1(c)	14,181
Total Income	6,672,587
Expenses:
Management fee—Note 3(a)	2,256,573
Shareholder servicing costs—Note 3(c)	770,675
Professional fees	119,776
Registration fees	103,902
Distribution Plan fees—Note 3(b)	60,050
Prospectus and shareholders’ reports	26,886
Chief Compliance Officer fees—Note 3(c)	26,064
Trustees’ fees and expenses—Note 3(d)	25,236
Custodian fees—Note 3(c)	21,825
Shareholder and regulatory reports service fees—Note 3(c)	15,500
Loan commitment fees—Note 2	6,431
Miscellaneous	52,901
Total Expenses	3,485,819
Less—reduction in expenses due to undertaking—Note 3(a)	(289,866)
Less—reduction in fees due to earnings credits—Note 3(c)	(8,019)
Net Expenses	3,187,934
Net Investment Income	3,484,653
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	23,033,503
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,049,640)
Net Realized and Unrealized Gain (Loss) on Investments	20,983,863
Net Increase in Net Assets Resulting from Operations	24,468,516
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2025	2024
Operations ($):
Net investment income	3,484,653	3,431,663
Net realized gain (loss) on investments	23,033,503	16,093,908
Net change in unrealized appreciation (depreciation) on investments	(2,049,640)	33,749,976
Net Increase (Decrease) in Net Assets Resulting from Operations	24,468,516	53,275,547
Distributions ($):
Distributions to shareholders:
Class A	(13,021,976)	(10,131,782)
Class C	(440,055)	(345,124)
Class I	(741,993)	(589,444)
Class J	(758,874)	(583,965)
Class Y	(736)	(552)
Class Z	(1,913,664)	(1,510,378)
Total Distributions	(16,877,298)	(13,161,245)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	5,348,309	7,407,216
Class C	969,312	906,920
Class I	1,950,703	2,565,967
Class J	51,358	160,558
Class Z	386,557	426,767
Distributions reinvested:
Class A	12,378,569	9,604,734
Class C	439,928	345,032
Class I	693,539	553,268
Class J	733,915	574,058
Class Z	1,841,988	1,456,368
Cost of shares redeemed:
Class A	(26,733,384)	(27,885,599)
Class C	(2,398,800)	(1,947,889)
Class I	(2,107,347)	(3,949,622)
Class J	(1,246,795)	(1,076,914)
Class Z	(4,657,020)	(3,720,356)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(12,349,168)	(14,579,492)
Total Increase (Decrease) in Net Assets	(4,757,950)	25,534,810
Net Assets ($):
Beginning of Period	296,480,160	270,945,350
End of Period	291,722,210	296,480,160

	Year Ended November 30,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	218,629	316,623
Shares issued for distributions reinvested	517,532	436,079
Shares redeemed	(1,103,759)	(1,193,904)
Net Increase (Decrease) in Shares Outstanding	(367,598)	(441,202)
Class C(a)
Shares sold	39,096	39,093
Shares issued for distributions reinvested	18,483	15,725
Shares redeemed	(99,113)	(83,048)
Net Increase (Decrease) in Shares Outstanding	(41,534)	(28,230)
Class I(b)
Shares sold	79,717	108,035
Shares issued for distributions reinvested	29,214	25,307
Shares redeemed	(89,304)	(170,985)
Net Increase (Decrease) in Shares Outstanding	19,627	(37,643)
Class J
Shares sold	2,208	6,934
Shares issued for distributions reinvested	30,693	26,076
Shares redeemed	(51,309)	(45,283)
Net Increase (Decrease) in Shares Outstanding	(18,408)	(12,273)
Class Z
Shares sold	16,411	18,501
Shares issued for distributions reinvested	77,717	66,702
Shares redeemed	(191,942)	(157,837)
Net Increase (Decrease) in Shares Outstanding	(97,814)	(72,634)

(a)
During the period ended November 30, 2025, 1,665 Class C shares representing $40,267 were automatically converted to 1,652 Class A shares and during the period ended November 30, 2024, 1,217 Class C shares representing $28,197 were automatically converted to 1,208 Class A shares.

(b)	During the period ended November 30, 2024, 2,136 Class A shares representing $52,936 were exchanged for 2,148 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended November 30,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	25.62	22.27	21.55	27.39	24.82
Investment Operations:
Net investment income(a)	.30	.28	.26	.13	.06
Net realized and unrealized gain (loss) on investments	1.90	4.15	1.53	(2.78)	3.49
Total from Investment Operations	2.20	4.43	1.79	(2.65)	3.55
Distributions:
Dividends from net investment income	(.30 )	(.28 )	(.16 )	(.07 )	(.16 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(1.46)	(1.08)	(1.07)	(3.19)	(.98 )
Net asset value, end of period	26.36	25.62	22.27	21.55	27.39
Total Return (%)(b)	9.17	20.70	8.72	(11.11)	14.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25 (c)	1.26 (c)	1.29 (c)	1.24 (c)	1.22
Ratio of net expenses to average net assets(d)	1.15 (c),(e)	1.14 (c),(e)	1.12 (c),(e)	1.15 (c),(e)	1.17
Ratio of net investment income to average net assets(d)	1.22 (c),(e)	1.19 (c),(e)	1.23 (c),(e)	.60 (c),(e)	.22
Portfolio Turnover Rate	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	226,898	229,941	209,737	215,328	272,320

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended November 30,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	25.33	22.03	21.32	27.25	24.72
Investment Operations:
Net investment income (loss)(a)	.11	.10	.10	(.03 )	(.14 )
Net realized and unrealized gain (loss) on investments	1.88	4.12	1.52	(2.78)	3.49
Total from Investment Operations	1.99	4.22	1.62	(2.81)	3.35
Distributions:
Dividends from net investment income	(.11 )	(.12 )	-	-	-
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(1.27)	(.92 )	(.91 )	(3.12)	(.82 )
Net asset value, end of period	26.05	25.33	22.03	21.32	27.25
Total Return (%)(b)	8.33	19.78	7.99	(11.82)	13.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.02 (c)	2.03 (c)	2.06 (c)	2.02 (c)	1.99
Ratio of net expenses to average net assets(d)	1.90 (c),(e)	1.90 (c),(e)	1.87 (c),(e)	1.90 (c),(e)	1.92
Ratio of net investment income (loss) to average net assets(d)	.47 (c),(e)	.44 (c),(e)	.48 (c),(e)	(.15 )(c),(e)	(.53 )
Portfolio Turnover Rate	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	7,974	8,804	8,279	8,982	12,826

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	25.49	22.17	21.46	27.36	24.79
Investment Operations:
Net investment income(a)	.36	.34	.31	.19	.12
Net realized and unrealized gain (loss) on investments	1.89	4.12	1.52	(2.78)	3.49
Total from Investment Operations	2.25	4.46	1.83	(2.59)	3.61
Distributions:
Dividends from net investment income	(.36 )	(.34 )	(.21 )	(.19 )	(.22 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(1.52)	(1.14)	(1.12)	(3.31)	(1.04)
Net asset value, end of period	26.22	25.49	22.17	21.46	27.36
Total Return (%)	9.45	20.97	9.01	(10.90)	15.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01 (b)	1.01 (b)	1.05 (b)	1.01 (b)	.98
Ratio of net expenses to average net assets(c)	.90 (b),(d)	.89 (b),(d)	.87 (b),(d)	.90 (b),(d)	.92
Ratio of net investment income to average net assets(c)	1.47 (b),(d)	1.44 (b),(d)	1.48 (b),(d)	.85 (b),(d)	.47
Portfolio Turnover Rate	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	13,300	12,431	11,645	12,004	16,259

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended November 30,
Class J Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	25.67	22.32	21.59	27.51	24.92
Investment Operations:
Net investment income(a)	.36	.34	.31	.19	.12
Net realized and unrealized gain (loss) on investments	1.90	4.15	1.54	(2.80)	3.51
Total from Investment Operations	2.26	4.49	1.85	(2.61)	3.63
Distributions:
Dividends from net investment income	(.36 )	(.34 )	(.21 )	(.19 )	(.22 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(1.52)	(1.14)	(1.12)	(3.31)	(1.04)
Net asset value, end of period	26.41	25.67	22.32	21.59	27.51
Total Return (%)	9.43	20.96	9.05	(10.92)	15.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01 (b)	1.01 (b)	1.04 (b)	.99 (b)	.97
Ratio of net expenses to average net assets(c)	.90 (b),(d)	.89 (b),(d)	.87 (b),(d)	.90 (b),(d)	.92
Ratio of net investment income to average net assets(c)	1.47 (b),(d)	1.44 (b),(d)	1.48 (b),(d)	.85 (b),(d)	.47
Portfolio Turnover Rate	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	12,731	12,845	11,441	12,449	14,914

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	25.80	22.42	21.56	27.48	24.90
Investment Operations:
Net investment income(a)	.36	.34	.32	.20	.12
Net realized and unrealized gain (loss) on investments	1.91	4.18	1.66	(2.81)	3.50
Total from Investment Operations	2.27	4.52	1.98	(2.61)	3.62
Distributions:
Dividends from net investment income	(.36 )	(.34 )	(.21 )	(.19 )	(.22 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(1.52)	(1.14)	(1.12)	(3.31)	(1.04)
Net asset value, end of period	26.55	25.80	22.42	21.56	27.48
Total Return (%)	9.42	20.95	9.75	(10.94)	15.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24 (b)	1.17 (b)	1.00 (b)	.94 (b)	.92
Ratio of net expenses to average net assets	.90 (b),(c),(d)	.89 (b),(c),(d)	.90 (b),(c),(d)	.90 (b),(c),(d)	.92
Ratio of net investment income to average net assets	1.46 (b),(c),(d)	1.43 (b),(c),(d)	1.31 (b),(c),(d)	.85 (b),(c),(d)	.47
Portfolio Turnover Rate	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	13	13	11	2,383	6,505

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended November 30,
Class Z Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	25.44	22.13	21.42	27.31	24.75
Investment Operations:
Net investment income(a)	.34	.32	.30	.17	.10
Net realized and unrealized gain (loss) on investments	1.88	4.12	1.52	(2.78)	3.49
Total from Investment Operations	2.22	4.44	1.82	(2.61)	3.59
Distributions:
Dividends from net investment income	(.34 )	(.33 )	(.20 )	(.16 )	(.21 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(1.50)	(1.13)	(1.11)	(3.28)	(1.03)
Net asset value, end of period	26.16	25.44	22.13	21.42	27.31
Total Return (%)	9.36	20.90	8.95	(10.99)	15.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09 (b)	1.09 (b)	1.12 (b)	1.09 (b)	1.05
Ratio of net expenses to average net assets(c)	.97 (b),(d)	.96 (b),(d)	.95 (b),(d)	.98 (b),(d)	.99
Ratio of net investment income to average net assets(c)	1.39 (b),(d)	1.37 (b),(d)	1.40 (b),(d)	.78 (b),(d)	.40
Portfolio Turnover Rate	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	30,806	32,447	29,832	29,462	35,630

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Balanced Opportunity Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VI (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class J and Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class J and Class Z shares generally are not available for new accounts and Class Z shares bear Shareholder Services Plan fees. Class I, Class Y, Class J and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of November 30, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,379,795	—	1,379,795
Commercial Mortgage-Backed	—	592,063	—	592,063
Corporate Bonds and Notes	—	42,831,182	—	42,831,182
Equity Securities - Common Stocks	159,297,614	15,556,419††	—	174,854,033
Equity Securities - Preferred Stocks	—	269,785††	—	269,785
Exchange-Traded Funds	7,364,674	—	—	7,364,674
Foreign Governmental	—	3,373,133	—	3,373,133
Municipal Securities	—	801,314	—	801,314
U.S. Government Agencies Collateralized Mortgage Obligations	—	840,237	—	840,237
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	1,592,682	—	1,592,682
U.S. Government Agencies Mortgage-Backed	—	23,596,929	—	23,596,929
U.S. Treasury Securities	—	31,314,629	—	31,314,629
Investment Companies	4,720,507	—	—	4,720,507
	171,382,795	122,148,168	—	293,530,963

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of November 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower

NOTES TO FINANCIAL STATEMENTS (continued)
default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2025, BNY earned $1,939 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	8,771,626
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(8,771,626)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

NOTES TO FINANCIAL STATEMENTS (continued)
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At November 30, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,196,127, undistributed capital gains $22,130,368 and unrealized appreciation $55,057,982.
The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows: ordinary income $6,221,610 and $3,679,784, and long-term capital gains $10,655,688 and $9,481,461, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facil

NOTES TO FINANCIAL STATEMENTS (continued)
ity”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2024 through March 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after March 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $289,866 during the period ended November 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .30% of the value of the fund’s average daily net assets attributable to equity investments and .04% of the value of the fund’s average daily net assets attributable to fixed-income investments.
During the period ended November 30, 2025, the Distributor retained $3,597 from commissions earned on sales of the fund’s Class A shares and $1,166 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2025, Class C shares were charged $60,050 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2025, Class A and Class C shares were charged $547,321 and $20,017, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2025, Class Z shares were charged $22,917 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2025, the fund was charged $49,278 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $8,019.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2025, the fund was charged $21,825 pursuant to the custody agreement.
During the period ended November 30, 2025, the fund was charged $26,064 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended November 30, 2025, the Custodian was compensated $15,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $190,122, Distribution Plan fees of $4,880, Shareholder Services Plan fees of $49,835, Custodian fees of $7,404, Chief Compliance Officer fees of $3,876, Transfer Agent fees of $12,840 and Shareholder and regulatory reports service fees of $8,333, which are offset against an expense reimbursement currently in effect in the amount of $24,111.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended November 30, 2025, amounted to $203,869,116 and $224,920,515, respectively.
At November 30, 2025, the cost of investments for federal income tax purposes was $238,475,976; accordingly, accumulated net unrealized appreciation on investments was $55,054,987, consisting of $63,172,073 gross unrealized appreciation and $8,117,086 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Investment Funds VI
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Investment Funds VI (the “Trust”) (comprised of the sole fund BNY Mellon Balanced Opportunity Fund (the “Fund”)), including the schedule of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting BNY Mellon Investment Funds VI) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
January 22, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 23.17% of the ordinary dividends paid during the fiscal year ended November 30, 2025 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,229,467 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. For federal tax purposes, the fund hereby reports 42.86% of ordinary dividends paid during the fiscal year ended November 30, 2025 as qualifying interest related dividends. The fund also hereby reports $.9032 per share as a long-term capital gain distribution and $.1893 per share as a short-term capital gain distribution paid on December 17, 2024 and $.0191 per share as a long-term capital gain distribution and $.0484 per share as a short-term capital gain distribution paid on March 27, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $51,300.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6000NCSRAR1125

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VI

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)